INVENTORIES (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 181,000	$ 164,000	$ 154,000
Finished goods	64,000	68,000	156,000
Total inventories	$ 245,000	$ 232,000	$ 310,000